COMBINED FINANCIAL INFORMATION - Balance Sheet (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets:
Investment properties	$ 8,808,139	$ 8,839,571
Other non-current assets	106,540	167,189
Total non-current assets	8,914,679	9,006,760
Current assets:
Assets held for sale	0	41,182	$ 64,612
Other current assets	35,564	97,331
Cash and cash equivalents	116,134	135,081	$ 402,513
Total assets	9,066,377	9,280,354
Non-current liabilities:
Unsecured debt, net	2,821,849	2,583,930
Other non-current liabilities	576,396	596,759
Total non-current liabilities	3,398,245	3,180,689
Current liabilities:
Unsecured debt, net	244,133	399,707
Other current liabilities	140,358	219,611
Total liabilities	3,782,736	3,800,007
Equity:
Stapled unitholders’ equity	5,276,951	5,475,375
Non-controlling interests	6,690	4,972
Total liabilities and equity	9,066,377	9,280,354
Granite REIT
Non-current assets:
Investment properties	8,808,139	8,839,571
Other non-current assets	106,540	167,189
Total non-current assets	8,914,679	9,006,760
Current assets:
Assets held for sale		41,182
Other current assets	35,564	97,310
Cash and cash equivalents	115,838	135,020
Total assets	9,066,081	9,280,272
Non-current liabilities:
Unsecured debt, net	2,821,849	2,583,930
Other non-current liabilities	576,396	596,759
Total non-current liabilities	3,398,245	3,180,689
Current liabilities:
Unsecured debt, net	244,133	399,707
Intercompany payable	18,998	15,594
Other current liabilities	121,064	203,935
Total liabilities	3,782,440	3,799,925
Equity:
Stapled unitholders’ equity	5,276,910	5,475,335
Non-controlling interests	6,731	5,012
Total liabilities and equity	9,066,081	9,280,272
Granite GP
Non-current assets:
Investment in Granite LP	41	40
Total non-current assets	41	40
Current assets:
Other current assets		21
Intercompany receivable	18,998	15,594
Cash and cash equivalents	296	61
Total assets	19,335	15,716
Current liabilities:
Other current liabilities	19,294	15,676
Total liabilities	19,294	15,676
Equity:
Stapled unitholders’ equity	41	40
Total liabilities and equity	19,335	15,716
Eliminations/ Adjustments
Non-current assets:
Investment in Granite LP	(41)	(40)
Total non-current assets	(41)	(40)
Current assets:
Intercompany receivable	(18,998)	(15,594)
Total assets	(19,039)	(15,634)
Current liabilities:
Intercompany payable	(18,998)	(15,594)
Total liabilities	(18,998)	(15,594)
Equity:
Non-controlling interests	(41)	(40)
Total liabilities and equity	$ (19,039)	$ (15,634)